Provisions for liabilities and charges (Tables)	6 Months Ended
Jun. 30, 2019
Provision for liabilities and charges
Schedule for provisions for liabilities and charges

	Payment	Other	Litigation and
	protection	customer	other regulatory
	insurance(1)	redress	(incl. RMBS)	Other (2)	Total
	£m	£m	£m	£m	£m
At 1 January 2019	695	536	783	990	3,004
Implementation of IFRS 16 on 1 January 2019 (3)	—	—	—	(170)	(170)
ECL impairment release	—	—	—	(3)	(3)
Transfer to accruals and other liabilities	—	(4)	—	1	(3)
Currency translation and other movements	—	(7)	(6)	(16)	(29)
Charge to income statement	—	17	5	33	55
Releases to income statement	—	(12)	(9)	(16)	(37)
Provisions utilised	(136)	(81)	(6)	(114)	(337)
At 31 March 2019	559	449	767	705	2,480
ECL impairment charge	—	—	—	21	21
Transfer from accruals and other liabilities	—	4	—	—	4
Currency translation and other movements	—	3	3	4	10
Charge to income statement	—	64	18	100	182
Releases to income statement	—	(11)	(33)	(70)	(114)
Provisions utilised	(116)	(90)	(28)	(79)	(313)
At 30 June 2019	443	419	727	681	2,270

Notes:

(1)	30 June 2019 includes provisions held in relation to offers made from 2018 and earlier years of £99 million.
(2)	Materially comprises provisions relating to property closures and restructuring costs.
(3)	Refer to Note 2 for further information on the impact of IFRS 16 implementation.

Schedule of the sensitivity of the provision

					Sensitivity
	Actual to		Future		Change in assumption	Consequential change in provision
Assumptions	date		expected		%	£m
Customer initiated complaints (1)	2,968	k	95	k	+/- 5	+/- 7
Uphold rate (2)	88%		90%		+/- 1	+/- 1
Average redress (3)	£1,657		£1,559		+/- 5	+/- 7
Processing costs per claim (4)	£148		£317		+/- 20k claims	+/- 6

Notes:

(1)	Claims received directly by RBS to date, including those received via CMCs and Plevin (commission) only. Excluding those for proactive mailings and where no PPI policy exists.
(2)

Average uphold rate per customer initiated claims received directly by RBS including those received via CMCs, to end of timebar for both PPI (mis-sale) and Plevin (commission), excluding those for which no PPI policy exists.

(3)	Average redress for PPI (mis-sale) and Plevin (commission) pay-outs.
(4)	Processing costs per claim on a valid complaints basis, includes direct staff costs and associated overhead - excluding FOS fees.